OTHER CURRENT ASSETS	6 Months Ended
Jun. 30, 2023
OTHER CURRENT ASSETS
OTHER CURRENT ASSETS

6.OTHER CURRENT ASSETS

Other current assets consist of the following:

	June 30,	December 31,
	2023	2022
Recoverable value-added taxes	$2,503,136	$2,689,170
Others	113,086	60,110
Less: provision for doubtful accounts	(7,078)	(6,874)
	$2,609,144	$2,742,406

For the six months ended June 30, 2023, provision for doubtful accounts of other current assets was $565. For the six months ended June 30, 2022, the reversal of provisions for doubtful accounts of other current assets was $12,965. Movement of allowance for doubtful accounts was as follows:

	June 30,	June 30,
	2023	2022
Balance at beginning of the period	$6,874	$20,621
Charge to expenses	565	—
Reversal of charge to other receivable	—	(12,965)
Foreign exchange income	(361)	(579)
Balance at end of the period	$7,078	$7,077